Convertible Note - Schedule of Amortized Cost of Convertible Note (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
US$
Convertible note principal- issued in June,2026	$ 1,500,000
Convertible note interest adjustment	(565,597)
Total	$ 934,403	$ 1,080,266